Changes in Stock-Based Compensation Awards Restricted Stock Units (Detail) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010
Nonvested share
Nonvested share units, shares	4,993
Granted, shares	767
Vested, shares	(4,463)
Forfeited, shares	(957)
Nonvested share units, shares	340	4,993
Exercisable share units at June 30, 2012, shares	84
Weighted Average Grant Date
Nonvested share units, weighted average grant date fair value	$ 19.73
Granted, weighted average grant date fair value	$ 29.09	$ 23.40	$ 15.56
Vested, weighted average grant date fair value	$ 19.81
Forfeited, weighted average grant date fair value	$ 24.56
Nonvested share units, weighted average grant date fair value	$ 26.24	$ 19.73
Exercisable share units at June 30, 2012, weighted average grant date fair value	$ 20.67
Weighted Average Remaining Contractual
Nonvested share units, weighted average remaining contractual term (years)	0.7	1.1
Exercisable share units at June 30, 2012, weighted average remaining contractual term (years)	4.8
Aggregate Intrinsic Value
Nonvested share units, aggregate intrinsic value	10,000,000	149,000,000
Exercisable share units at June 30, 2012, Aggregate Intrinsic Value	$ 2,000,000